INTANGIBLE ASSETS, NET (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 8,278,192	¥ 10,046,940
Accumulated amortization	(6,255,609)	(6,603,762)
Net carrying amount	2,022,583	3,443,178
Amortization expenses for intangible assets	1,720,270	2,139,519	¥ 2,103,717
Software copyrights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,372,000	4,302,000
Accumulated amortization	(1,630,750)	(3,264,250)
Net carrying amount	¥ 741,250	¥ 1,037,750
Weighted average amortization period	8 years	6 years 9 months 18 days
Telecommunication business operation licenses
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 5,906,192	¥ 5,744,940
Accumulated amortization	(4,624,859)	(3,339,512)
Net carrying amount	¥ 1,281,333	¥ 2,405,428
Weighted average amortization period	4 years	4 years